Risk Management and Financial Instruments - Schedule of Exposure (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
USD [Member]
OPERATING
Cash and cash equivalents	$ 1,386,050	$ 1,976,408
Margin cash	7,475	4,747
Trade accounts receivable	1,088,048	1,173,182
Sales orders	1,616,448	1,478,630
Trade accounts payable	(289,539)	(300,958)
Purchase orders	(139,197)	(87,387)
Operating subtotal	3,669,285	4,244,622
FINANCIAL
Advances to customers	(4,093)	(3,369)
Loans and financing	(369,389)	(366,169)
Financial subtotal	(373,482)	(369,538)
Operating financial subtotal	3,295,803	3,875,084
DERIVATIVES
Total derivatives	(419,680)	6,334
NET EXPOSURE	2,876,123	3,881,418
EUR [Member]
OPERATING
Cash and cash equivalents	94,179	102,128
Margin cash
Trade accounts receivable	257,016	310,157
Sales orders	122,399	186,577
Trade accounts payable	(159,335)	(77,245)
Purchase orders	(29,261)	(38,009)
Operating subtotal	284,998	483,608
FINANCIAL
Advances to customers	(1,888)	(1,525)
Loans and financing	(12,685)
Financial subtotal	(14,573)	(1,525)
Operating financial subtotal	270,425	482,083
DERIVATIVES
Total derivatives	8,940	1,276
NET EXPOSURE	279,365	483,359
GBP [Member]
OPERATING
Cash and cash equivalents	17,083	36,591
Margin cash
Trade accounts receivable	93,252	96,211
Sales orders	21,276	10,037
Trade accounts payable	(14,270)	(19,671)
Purchase orders
Operating subtotal	117,341	123,168
FINANCIAL
Advances to customers	(78)	(191)
Loans and financing
Financial subtotal	(78)	(191)
Operating financial subtotal	117,263	122,977
DERIVATIVES
Total derivatives	(67,451)	(67,532)
NET EXPOSURE	49,812	55,445
Future contracts [Member] | USD [Member]
DERIVATIVES
Total derivatives	282,723	241,445
Future contracts [Member] | EUR [Member]
DERIVATIVES
Total derivatives	(77,804)	(79,419)
Future contracts [Member] | GBP [Member]
DERIVATIVES
Total derivatives	(39,819)	(40,676)
Deliverable Forwards (DF´s) [Member] | USD [Member]
DERIVATIVES
Total derivatives	(376,456)	(278,582)
Deliverable Forwards (DF´s) [Member] | EUR [Member]
DERIVATIVES
Total derivatives	102,885	103,646
Deliverable Forwards (DF´s) [Member] | GBP [Member]
DERIVATIVES
Total derivatives	(27,632)	(26,856)
Non-Deliverable Fowards (NDF´s) [Member] | USD [Member]
DERIVATIVES
Total derivatives	(325,947)	43,471
Non-Deliverable Fowards (NDF´s) [Member] | EUR [Member]
DERIVATIVES
Total derivatives	(16,141)	(22,951)
Non-Deliverable Fowards (NDF´s) [Member] | GBP [Member]
DERIVATIVES
Total derivatives